SHARE BASED PAYMENTS - Deferred Share Units (Details) - Deferred Share Unit Plan	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Disclosure of Equity Instruments other than options
Outstanding, beginning balance	707,028	644,525
Awarded and vested immediately	69,290	62,503
Vested and settled (in shares)	(216,593)
Outstanding, ending balance	559,725	707,028
Number of instruments settled in cash	104,759
Cash proceeds from settlement of instruments | $	$ 330,000	$ 0